Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2023
Document Effective Date	Dec. 19, 2023
Prospectus Date	Dec. 19, 2023
Schwab Short-Term Bond Index Fund | Schwab Short-Term Bond Index Fund
Prospectus:
Trading Symbol	SWSBX
Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Prospectus:
Trading Symbol	SWRSX
Schwab U.S. Aggregate Bond Index Fund | Schwab U.S. Aggregate Bond Index Fund
Prospectus:
Trading Symbol	SWAGX
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWNTX
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWCAX
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund
Prospectus:
Trading Symbol	SWHYX